Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 04, 2024
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001209466
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 04, 2024
Document Effective Date	Jan. 04, 2024
Prospectus Date	Aug. 28, 2023
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF
Prospectus:
Trading Symbol	PBP